Shareholder Report, Line Graph (Details) - USD ($)												6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
YCG Enhanced Fund
Account Value [Line Items]
Accumulated Value	$ 31,126	$ 27,654	$ 23,377	$ 21,047	$ 23,216	$ 16,296	$ 14,917	$ 13,410	$ 11,731	$ 10,159	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	33,535	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948	10,172	10,000
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Global BMI TR
Accumulated Value	$ 24,433	$ 21,561	$ 17,466	$ 17,365	$ 18,818	$ 13,044	$ 12,459	$ 12,709	$ 11,240	$ 9,513	$ 10,000